Other assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Summary of detailed information about other assets

	As at March 31,
	2024		2025
Non-current
Costs to obtain contract (1)	₹	2,324	₹	3,277
Costs to fulfil contract (2)		205		378
Prepaid expenses		3,424		2,657
Others - Interest receivable from statutory authorities		4,378		1,148
	₹	10,331	₹	7,460
Current
Prepaid expenses	₹	17,574	₹	16,917
Balance with GST and other authorities		6,029		6,760
Advance to suppliers		3,267		2,323
Costs to obtain contract (1)		867		1,407
Costs to fulfil contract (2)		60		131
Dues from officers and employees		343		453
Others
Defined benefit plan asset, net		1,010		472
Withholding taxes		329		542
Other receivables		123		123
	₹	29,602	₹	29,128
	₹	39,933	₹	36,588

(1)
Costs to obtain contract amortization of ₹ 892, ₹ 1,083 and ₹ 1,333 during the years ended March 31, 2023, 2024 and 2025, respectively.
(2)
Costs to fulfil contract amortization of ₹ 58, ₹ 60 and ₹ 83 during the years ended March 31, 2023, 2024 and 2025, respectively.